Contingencies (Details) (USD $)		12 Months Ended																		0 Months Ended	36 Months Ended		1 Months Ended	0 Months Ended					4 Months Ended		0 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Shell Trading Company [Member] Oil [Member]	Dec. 31, 2011 Shell Trading Company [Member] Oil [Member]	Dec. 31, 2010 Shell Trading Company [Member] Oil [Member]	Dec. 31, 2012 Diamondback [Member] Oil [Member]	Dec. 31, 2011 Diamondback [Member] Oil [Member]	Dec. 31, 2010 Diamondback [Member] Oil [Member]	Dec. 31, 2012 Diamondback [Member] Natural Gas Liquids [Member]	Dec. 31, 2011 Diamondback [Member] Natural Gas Liquids [Member]	Dec. 31, 2011 Diamondback [Member] Natural Gas [Member]	Dec. 31, 2010 Diamondback [Member] Natural Gas [Member]	Dec. 31, 2012 North American Gas [Member] Natural Gas [Member]	Dec. 31, 2012 Hess [Member] Natural Gas [Member]	Dec. 31, 2012 Chevron [Member] Natural Gas [Member]	Dec. 31, 2011 Chevron [Member] Natural Gas [Member]	Dec. 31, 2010 Chevron [Member] Natural Gas [Member]	Dec. 31, 2011 Hilcorp Energy Company [Member] Natural Gas [Member]	Dec. 31, 2010 Hilcorp Energy Company [Member] Natural Gas [Member]	Dec. 31, 2012 Maximum [Member]	Apr. 20, 2009 Louisiana Department of Revenue Tax Litigation [Member]	Dec. 31, 2007 Louisiana Department of Revenue Tax Litigation [Member]	Dec. 31, 2010 Louisiana Department of Revenue Tax Litigation [Member] lawsuit	Nov. 30, 2006 Cudd Pressure Control Litigation [Member] defendant	Nov. 03, 2008 Cudd Pressure Control Litigation [Member] Royalty Fee [Member]	Nov. 03, 2008 Cudd Pressure Control Litigation [Member] Minimum [Member] Attorney Fees [Member]	Dec. 09, 2010 Reed Litigation [Member] defendant plaintiff acre	Jul. 31, 2010 Reed Litigation [Member] plaintiff	Jul. 31, 2010 Reed Litigation [Member] defendant	Dec. 07, 2010 Reed Litigation [Member] defendant acre	Dec. 06, 2010 Reed Litigation [Member] acre	Jul. 31, 2010 Reed Litigation [Member] Individual Counterparty [Member] plaintiff	Jul. 31, 2010 Reed Litigation [Member] Limited Liability Company [Member] plaintiff
Loss Contingencies [Line Items]
Alleged severance tax																					$ 1,800,000
Lawsuits filed value																				2,275,729				11,800,000	450,000
Number of pending claims																						2
Number of defendants																							6			6	15	15	21
Damages sought as a percentage of final judgement																									10.00%
Number of plaintiffs																										4					6	1
Original number of acreage in litigation																														240
Amended number of acreage in litigation																													1,700
FDIC insured amount																			250,000
Uninsured cash amount	$ 166,588,000
Percentage of production sold		92.00%	93.00%	75.00%	8.00%	7.00%	19.00%	91.00%	100.00%	22.00%	50.00%	41.00%	18.00%	16.00%	27.00%	32.00%	50.00%	10.00%